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THOR Low Volatility ETF
FUND SUMMARY – THOR Low Volatility ETF
Investment Objective:
The Fund seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the Thor Low Volatility Index (the “Index”).
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	THOR Low Volatility ETF THOR Low Volatility ETF
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.10%	[1],[2]
Total Annual Fund Operating Expenses	0.65%	[1]
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower,
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
THOR Low Volatility ETF | THOR Low Volatility ETF | USD ($)	66	208

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities included in the Index. The rules-based index is comprised of U.S. equity exchange traded funds (“ETFs”). The primary goal of the Index is to gain exposure to U.S. large cap equities while attempting to lower volatility by avoiding sectors that are currently in a down trending cycle.

The Index measures the price trends and historic volatility of ten U.S. sector ETFs (the “Select List”) over the medium term (three to six months). The Select List includes sector-specific ETFs in the Materials, Energy, Financial, Industrial, Technology, Healthcare, Utilities, Consumer Discretionary, Real Estate, and Consumer Staples sectors with a clear sector mandate, low overall expenses, and sufficient trading liquidity. The Index uses a proprietary algorithm that measures price momentum to evaluate the Select List to determine whether the security is currently “risk on” (buy) or “risk off” (sell), and the Fund’s portfolio is adjusted weekly based on the algorithm. Only sectors with a risk on signal are included in the Index.

●	If all ten sectors are risk on, the sectors are equally weighted, and the Index consists of a 10% allocation to each sector.

●	If a sector is risk off, the Index is equally weighted to the “risk on” sectors, with a maximum allocation of 20% to each sector.

●	The balance of the Index is allocated to one or more U.S. money market funds or cash.

●	The Index may consist 100% of U.S. money market funds or cash during periods of sustained market declines.

The Index is owned and was developed by the Adviser. The Adviser has retained Solactive AG (the “Index Calculation Agent”) to calculate and maintain the Index. The Index follows a weekly reconstitution and rebalancing schedule. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. To the extent the Fund invests a significant portion of its assets in a given sector, the Fund will be exposed to the risks associated with that sector. The Adviser will use a replication strategy to track the Index, rather than a sampling approach, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index.

Principal Investment Risks:

The following describes the risks the Fund bears directly or indirectly through investments in ETFs (“Underlying Funds”). As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

Models and Data Risk. The Index relies heavily on a proprietary algorithm as well as data and information supplied by third parties that are utilized by such model. To the extent the algorithm does not perform as designed or as intended, including accurately measuring historic price trends and volatility, the Fund’s strategy may not be successfully implemented and the Fund may lose value.

Allocation Risk. The risk that if the Fund’s strategy for allocating assets among different sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF is subject to the special risks, including:

○	Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Index Calculation Agent Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its Index Calculation Agent. There is no assurance that the Index Calculation Agent will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Adviser gives descriptions of what the index is designed to achieve, the Index Calculation Agent does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation. Receipt of a liquidation distribution may have negative tax consequences for shareholders.

Large Capitalization Stock Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently if the Index constituents change. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. Other investment companies, such as ETFs (“Underlying Funds”), in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Through its investments in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The U.S. money market funds in which the Fund invests seek to maintain a stable NAV, but money market funds are subject to credit, market and other risks, and are not guaranteed.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thorfunds.com or by calling 1-800-974-6964.